CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 5,800	$ 13,403
Goodwill and intangible assets	64,754	87,275
Deferred tax assets	8,698	14,556
Derivative financial instruments	360
Other assets	771	870
Total non-current assets	80,383	116,104
Current assets
Inventories	32,805	32,589
Trade and other receivables	20,740	22,585
Income tax receivable	1,439	1,205
Cash and cash equivalents	23,564	77,109
Short-term investments	34,043
Total current assets	112,591	133,488
TOTAL ASSETS	192,974	249,592
Equity attributable to the equity holders of the parent
Share capital	1,213	1,213
Share premium	16,187	16,187
Treasury shares	(24,783)	(17,327)
Accumulated surplus	75,802	110,434
Translation reserve	(3,246)	(6,332)
Other reserves	23	4,552
Total equity	65,196	108,727
Current liabilities
Income tax payable	310	175
Trade and other payables	20,515	24,757
Provisions	50	75
Finance lease liabilities	354	273
Total current liabilities	21,229	25,280
Non-current liabilities
Borrowings	92,955	92,232
Derivative financial instruments	2,230	4,260
Finance lease liabilities	532	732
Deferred tax liabilities	10,832	18,361
Total non-current liabilities	106,549	115,585
TOTAL LIABILITIES	127,778	140,865
TOTAL EQUITY AND LIABILITIES	$ 192,974	$ 249,592